Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Broker credit risk
During the three years ended December 31, 2013, 2012 and 2011, P&C gross written premiums generated from or placed by the below companies individually accounted for more than 10% of the Company’s consolidated gross written premiums from P&C operations, as follows:

(Percentage of consolidated gross written premiums from P&C operations)	2013	2012	2011
AON Corporation and subsidiaries	21%	22%	20%
Marsh & McLennan Companies	23%	21%	20%
Willis Group and subsidiaries	13%	11%	12%

Future minimum lease payments - operating
Future minimum rental commitments under existing operating leases are expected to be as follows:

Year Ended December 31, (U.S. dollars in thousands)
2014	$37,095
2015	34,554
2016	28,410
2017	23,623
2018	19,133
2019-2031	83,190
Total minimum future rentals	$226,005

Future minimum lease payments - capital lease
The future minimum lease payments in the aggregate are expected to be $215.5 million and annually for the next five years are as follows:

Year Ended December 31, (U.S. dollars in thousands)
2014	$12,515
2015	12,828
2016	13,149
2017	13,477
2018	13,815
2019-2028	149,686
Total minimum future lease payments	$215,470

Financial guarantee exposure summary
A summary of the Company's outstanding financial guarantee exposures for the years indicated is as follows:

Financial Guarantee Exposure Summary (U.S. dollars in thousands except number of contracts and term to maturity)	2013	2012
Opening number of financial guarantee contracts	4	4
Number of financial guarantee contracts matured, prepaid or commuted during the period	(1)	—
Closing number of financial guarantee contracts	3	4
Principal outstanding	$108,255	$115,464
Interest outstanding	$—	$—
Aggregate exposure outstanding	$108,255	$115,464
Total gross claim liability recorded	$—	$1,399
Total unearned premiums and fees recorded	$134	$279
Weighted average contractual term to maturity in years	26.0	25.4